Share-Based Payments (Tables)	1 Months Ended
Jun. 30, 2012
Share-Based Payments
Summary of restricted common stock vesting dates

Vesting Date	Shares Vesting
January 2013	3,485
May 2013	21,553
January 2014	3,485
May 2014	17,053
January 2015	3,485
May 2015	17,053
66,114